Intangible Assets, Net - Additional Information (Detail) - Claims Cost Recovery Rights [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023
Intangible Assets, Net [Line Items]
Purchase of Intangible assets	$ 287,029
Intangible Assets, net	3,132,796	$ 3,363,156
Amortization expense	$ 476,492	$ 266,900	$ 200
Series MRCS LLC [Member]
Intangible Assets, Net [Line Items]
Finite life intangible assets acquired useful life	8 years
Additional purchase of intangible assets	$ 287,000
Payment of cash for assets purchase	700
Series MRCS LLC [Member] | Class A Common Stock [Member]
Intangible Assets, Net [Line Items]
Issuance of stock value for purchase of assets				$ 800
Hazel Transactions [Member]
Intangible Assets, Net [Line Items]
Intangible Assets, net	$ 285,500